As filed with the Securities and Exchange Commission on February 26, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22791

DoubleLine Income Solutions Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

DoubleLine Income Solutions Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.4%
1,477,500	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	1,495,002
5,403,750	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^¥	05/15/2043	3,840,283
1,000,000	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66%	^	12/15/2038	1,008,885
935,480	Sapphire Aviation Finance Ltd., Series 2018-1A-B	5.93%	^	03/15/2040	947,394

Total Asset Backed Obligations (Cost $8,822,805)					7,291,564

Bank Loans - 11.4%
200,000	8th Avenue Food & Provisions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.10%		10/01/2025	196,417
755,000	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.56%		¥10/13/2025	745,563
159,200	Acrisure, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		11/22/2023	150,842
751,660	Acrisure, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		11/22/2023	730,524
2,368,100	Airxcel, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		¥04/28/2025	2,237,855
623,688	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		¥08/01/2025	617,451
1,895,475	Aleris International, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.75%)	7.25%		02/27/2023	1,883,334
2,315,000	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		07/28/2022	2,216,613
3,000,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	10.05%		06/16/2025	2,779,290
6,572,025	American Tire Distributors Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.64%		08/30/2024	5,410,978
4,653,195	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 1.00% Floor)	9.39%		09/19/2025	4,577,581
6,330,000	Asurion, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	9.02%		08/04/2025	6,278,600
1,805,000	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.09%		07/25/2025	1,763,268
1,355,000	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	7.52%		09/25/2024	1,302,155
6,969,987	BI-LO, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.78%		05/31/2024	6,696,973
2,255,000	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	6.27%		08/01/2025	2,191,781
7,591,498	Capital Automotive L.P., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.52%		03/24/2025	7,520,366
3,500,000	Cologix Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	9.34%		¥03/21/2025	3,412,500
1,989,963	CONSOL Mining Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.00%, 1.00% Floor)	8.74%		10/31/2022	2,013,593
1,850,363	Covia Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.55%		06/02/2025	1,350,765
625,000	CP VI Bella Topco LLC, Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.75%, 1.00% Floor)	9.55%		¥01/23/2026	614,063
2,000,000	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.41%		¥07/03/2020	1,857,500
2,900,000	CSM Bakery Solutions LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%, 1.00% Floor)	10.16%		¥07/02/2021	2,660,750
420,000	CVS Holdings LP, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.75%, 1.00% Floor)	9.34%		¥02/06/2026	396,900
4,995,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 1.00% Floor)	9.63%		05/01/2025	4,620,375
1,532,300	EnergySolutions, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.55%		¥05/09/2025	1,425,039
1,250,000	Excelitas Technologies Corporation, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 1.00% Floor)	9.85%		11/15/2025	1,196,875
1,103,598	Explorer Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.55%		05/02/2023	1,070,032
3,015,000	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		10/01/2025	2,883,094
9,515,838	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.28%		03/28/2022	9,365,155
4,066,129	Gavilan Resources, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.50%		03/01/2024	3,130,919
1,890,000	Gentiva Health Services, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.56%		07/02/2026	1,890,000
333,325	Genworth Holdings Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.96%		02/28/2023	329,158
1,925,000	Go Wireless, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.50%, 1.00% Floor)	9.02%		12/22/2024	1,872,861
7,871,824	Gulf Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.78%		08/25/2023	6,071,145
7,700,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	9.52%		07/07/2025	7,623,000
6,830,951	Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.48%		10/20/2023	6,532,097
1,855,350	Keane Group Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.31%		¥05/26/2025	1,716,199
4,329,150	Kestrel Acquisition LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.60%		06/02/2025	4,280,447
2,260,000	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.56%		¥06/23/2025	2,124,400
4,500,000	Kronos, Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	10.83%		11/01/2024	4,462,740
5,805,000	Longview Power LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.00%, 1.00% Floor)	8.44%		04/13/2021	4,919,737
3,293,750	LSF9 Atlantis Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.38%		05/01/2023	3,144,164
3,077,143	Masergy Communications, Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.50%, 1.00% Floor)	10.18%		¥12/14/2024	3,025,862
2,991,578	McDermott International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.52%		05/12/2025	2,800,864
5,333,333	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.77%		12/01/2025	5,203,360
3,025,000	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		11/28/2025	2,939,937
2,920,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	11.27%		11/30/2026	2,859,162
3,590,000	Monitronics International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	8.30%		09/30/2022	3,219,781
905,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.52%		10/19/2026	855,225
1,550,000	Peak 10 Holding Corporation, Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.83%		08/01/2025	1,398,875
3,845,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	8.75%		02/13/2026	3,806,550
640,000	Pelican Products, Inc., Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.75%)	10.33%		05/01/2026	620,800
580,000	Polar US Borrower, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.19%		10/15/2025	559,700
2,000,000	PowerTeam Services, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	10.06%		¥03/06/2026	1,950,000
2,500,000	Quest Software US Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.78%		05/16/2025	2,425,000
2,683,333	Rack Merger Sub, Inc., Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.25%, 1.00% Floor)	10.05%		¥10/01/2022	2,676,625
3,818,596	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	7.28%		¥12/17/2021	3,081,130
645,000	Restaurant Technologies, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.50%)	8.90%		¥10/01/2026	641,775
2,833,888	Solenis International, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.71%		12/26/2023	2,748,871
1,275,000	Solenis International, L.P., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	11.21%		¥06/26/2026	1,211,250
1,477,905	Solera, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		03/03/2023	1,398,475
1,770,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	9.27%		¥06/26/2026	1,712,475
3,125,000	Southern Graphics, Inc., Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.50%)	10.27%		¥11/22/2023	3,000,000
548,625	SRS Distribution Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		05/23/2025	513,395
3,636,208	Summit Midstream Partners Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.52%		05/13/2022	3,578,629
4,744,460	Syncreon Global Finance (US) Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.78%		10/28/2020	4,191,445
900,000	The Edelman Financial Center, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.19%		07/20/2026	859,500
3,820,000	TKC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.00% Floor)	10.53%		02/01/2024	3,767,819
1,184,050	Travel Leaders Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.46%		01/25/2024	1,177,638
3,235,000	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.50%)	9.00%		¥08/27/2025	3,089,425
2,840,000	US Renal Care, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.80%		¥12/31/2023	2,726,400
4,000,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	10.78%		¥10/27/2025	3,926,660
2,125,000	VeriFone Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.64%		08/20/2025	2,061,250
2,620,000	Verscend Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		08/27/2025	2,541,400
289,141	WASH Multifamily Laundry Systems LLC, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	9.64%		¥05/15/2023	279,744
1,650,859	WASH Multifamily Laundry Systems LLC, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	9.64%		¥05/15/2023	1,597,206
905,000	Web.Com Group, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.17%		10/10/2025	873,325
5,591,131	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%)	10.17%		10/09/2026	5,549,197
1,395,000	WeddingWire, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	7.29%		12/19/2025	1,374,075
2,725,000	WeddingWire, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%)	10.65%		¥11/06/2026	2,711,375
1,340,000	Wink Holdco, Inc., Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.75%, 1.00% Floor)	9.49%		¥12/01/2025	1,275,238
1,358,655	Yak Access, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.52%		¥07/11/2025	1,141,270

Total Bank Loans (Cost $228,069,069)					219,633,807

Collateralized Loan Obligations - 10.8%
2,000,000	Adams Mill Ltd., Series 2014-1A-D2 (3 Month LIBOR USD + 4.25%)	6.69%	^	07/15/2026	2,002,427
6,000,000	Adams Mill Ltd., Series 2014-1A-E2 (3 Month LIBOR USD + 6.25%)	8.69%	^	07/15/2026	5,849,925
1,000,000	ALM LLC, Series 2016-19A-C (3 Month LIBOR USD + 4.35%)	6.79%	^	07/15/2028	1,001,837
5,000,000	ALM LLC, Series 2016-19A-D (3 Month LIBOR USD + 7.35%)	9.79%	^	07/15/2028	5,011,213
2,000,000	Apidos Ltd., Series 2015-21A-ER (3 Month LIBOR USD + 8.25%, 8.25% Floor)	10.69%	^	07/18/2027	1,886,880
3,000,000	Apidos Ltd., Series 2016-24A-DR (3 Month LIBOR USD + 5.80%)	8.27%	^	10/20/2030	2,671,707
2,500,000	Atrium XV, Series 15A-E (3 Month LIBOR USD + 5.85%, 5.85% Floor)	8.63%	^	01/23/2031	2,290,817
2,250,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	8.92%	^	10/20/2030	2,132,802
4,000,000	Barings Ltd., Series 2016-3A-D (3 Month LIBOR USD + 7.25%, 7.25% Floor)	9.69%	^	01/15/2028	3,997,793
1,500,000	Barings Ltd., Series 2018-4A-E (3 Month LIBOR USD + 5.82%, 5.82% Floor)	8.24%	^	10/15/2030	1,388,765
2,500,000	BlueMountain Ltd., Series 2015-2A-F (3 Month LIBOR USD + 6.80%, 6.80% Floor)	9.24%	^	07/18/2027	2,217,317
3,000,000	BlueMountain Ltd., Series 2016-2A-D (3 Month LIBOR USD + 7.00%)	9.64%	^	08/20/2028	2,947,522
5,000,000	Bristol Park Ltd., Series 2016-1A-E (3 Month LIBOR USD + 7.25%)	9.69%	^	04/15/2029	4,967,947
6,500,000	Buttermilk Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.09%	^	10/15/2031	5,931,848
8,050,000	Canyon Capital Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 6.85%)	9.29%	^	04/15/2029	7,960,958
2,500,000	Canyon Capital Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 5.75%)	8.19%	^	07/15/2031	2,195,469
4,650,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	8.69%	^	07/15/2030	4,272,749
2,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.19%	^	07/15/2031	2,246,940
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.50%)	7.94%	^	10/15/2030	1,803,420
1,500,000	Chenango Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.80%, 5.80% Floor)	8.24%	^	04/15/2030	1,358,315
2,500,000	Dryden Ltd., Series 2018-55A-F (3 Month LIBOR USD + 7.20%)	9.64%	^	04/15/2031	2,167,844
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	7.59%	^	01/15/2031	2,603,928
1,250,000	Galaxy Ltd., Series 2017-24A-E (3 Month LIBOR USD + 5.50%)	7.94%	^	01/15/2031	1,110,534
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C (3 Month LIBOR USD + 3.50%)	6.01%	^	04/28/2025	987,005
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	7.51%	^	04/28/2025	936,697
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E (3 Month LIBOR USD + 5.75%)	8.26%	^	04/28/2025	864,114
3,500,000	LCM LP, Series 14A-FR (3 Month LIBOR USD + 7.61%)	10.08%	^	07/20/2031	3,109,925
5,000,000	LCM LP, Series 17A-ER (3 Month LIBOR USD + 6.00%, 6.00% Floor)	8.43%	^	10/15/2031	4,576,072
7,000,000	LCM LP, Series 19A-E1 (3 Month LIBOR USD + 6.45%, 6.45% Floor)	8.89%	^	07/15/2027	6,864,165
6,500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	7.77%	^	01/20/2031	5,702,554
2,000,000	LCM LP, Series 28A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.20%	^	10/20/2030	1,814,521
11,000,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	8.27%	^	10/22/2030	10,000,016
7,100,000	Madison Park Funding Ltd., Series 2015-18A-ER (3 Month LIBOR USD + 6.35%)	8.82%	^	10/21/2030	6,728,562
1,500,000	Madison Park Funding Ltd., Series 2016-22A-E (3 Month LIBOR USD + 6.65%)	9.14%	^	10/25/2029	1,453,204
3,000,000	Madison Park Funding Ltd., Series 2017-25A-D (3 Month LIBOR USD + 6.10%)	8.59%	^	04/25/2029	2,824,924
10,000,000	Magnetite Ltd., Series 2012-7A-DR2 (3 Month LIBOR USD + 4.50%)	6.94%	^	01/15/2028	9,084,328
7,500,000	Magnetite Ltd., Series 2015-16A-ER (3 Month LIBOR USD + 5.00%)	7.44%	^	01/18/2028	7,035,225
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	7.84%	^	01/15/2028	1,855,335
5,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	9.59%	^	07/15/2029	4,936,671
8,250,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.09%	^	07/17/2030	7,408,601
5,460,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 7.00%)	9.45%	^	07/19/2030	5,463,036
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D (3 Month LIBOR USD + 6.60%)	9.21%	^	11/14/2026	1,996,990
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	10.53%	^	07/15/2030	1,838,849
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	8.67%	^	03/17/2030	3,833,869
7,500,000	Stewart Park Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 5.28%, 5.28% Floor)	7.72%	^	01/15/2030	6,563,331
2,000,000	TCI-Cent Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.30%)	8.79%	^	07/25/2030	1,878,455
7,200,000	Venture Ltd., Series 2016-24A-E (3 Month LIBOR USD + 6.72%)	9.19%	^	10/20/2028	6,971,366
5,000,000	Venture Ltd., Series 2017-26A-E (3 Month LIBOR USD + 6.80%)	9.27%	^	01/20/2029	4,884,305
4,000,000	Venture Ltd., Series 2017-27A-E (3 Month LIBOR USD + 6.35%)	8.82%	^	07/20/2030	3,730,376
3,050,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	9.12%	^	07/20/2029	3,054,015
1,500,000	Voya Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.10%)	8.55%	^	04/17/2030	1,413,470
1,000,000	Voya Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.25%, 5.25% Floor)	7.62%	^¥	07/15/2031	925,259
1,000,000	Voya Ltd., Series 2018-2A-F (3 Month LIBOR USD + 7.29%, 7.29% Floor)	9.66%	^¥	07/15/2031	878,533
3,250,000	WhiteHorse Ltd., Series 2013-1A-B1L (3 Month LIBOR USD + 3.70%)	6.38%	^	11/24/2025	3,247,030
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	9.19%	^	10/18/2030	1,948,757
3,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.19%	^	01/15/2031	3,148,596
2,000,000	Wind River Ltd., Series 2014-3A-ER2 (3 Month LIBOR USD + 6.22%, 6.22% Floor)	8.62%	^	10/22/2031	1,864,854
5,000,000	Wind River Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.42%)	8.86%	^	04/18/2029	4,755,508
3,000,000	Wind River Ltd., Series 2017-3A-E (3 Month LIBOR USD + 6.40%)	8.84%	^	10/15/2030	2,933,303
1,000,000	Wind River Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.50%)	7.84%	^¥	07/15/2030	919,079
1,000,000	Wind River Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.75%)	7.86%	^¥	07/15/2030	934,764

Total Collateralized Loan Obligations (Cost $221,436,785)					209,384,621

Foreign Corporate Bonds - 63.1%
10,200,000	Adecoagro S.A.	6.00%	^	09/21/2027	8,695,500
4,800,000	Adecoagro S.A.	6.00%	z	09/21/2027	4,092,000
3,850,000	Aeropuerto Argentina S.A.	6.88%	^	02/01/2027	3,570,875
11,272,000	Aeropuerto Argentina S.A.	6.88%	z	02/01/2027	10,454,780
3,500,000	Aeropuertos Dominicanos Siglo S.A.	6.75%	^	03/30/2029	3,377,500
25,000,000	AES Andres B.V.	7.95%	^	05/11/2026	25,375,000
2,000,000	AES El Salvador Trust	6.75%	^	03/28/2023	1,792,500
19,000,000	AES El Salvador Trust	6.75%		03/28/2023	17,028,750
7,000,000	AI Candelaria Spain SLU	7.50%		12/15/2028	6,764,590
27,000,000	Ajecorp B.V.	6.50%		05/14/2022	17,280,000
78,713	Autopistas del Nordeste Ltd.	9.39%		04/15/2024	82,255
4,557,840	Autopistas del Sol S.A.	7.38%	^	12/30/2030	4,170,424
20,000,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	19,375,000
10,500,000	Avianca Holdings S.A.	8.38%		05/10/2020	10,171,875
11,750,000	Axtel S.A.B. de C.V.	6.38%	^z	11/14/2024	11,188,820
8,541,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 6.98%)	8.75%	†	09/18/2019	8,670,823
30,000,000	Banco de Galicia y Buenos Aires S.A. (5 Year CMT Rate + 7.16%)	8.25%	z	07/19/2026	27,675,300
22,000,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	22,110,000
10,390,000	Banco do Brasil S.A. (10 Year CMT Rate + 7.33%)	9.25%	†	04/15/2023	10,909,604
25,000,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†z	04/15/2024	21,531,250
15,000,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	12,187,500
18,550,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	15,071,875
8,000,000	Banco Mercantil de Norte (10 Year CMT Rate + 5.35%)	7.63%	^†z	01/10/2028	7,780,080
27,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†z	01/10/2028	26,257,770
12,301,000	Banco Votorantim S.A. (5 Year CMT Rate + 6.11%)	8.25%	†z	12/07/2022	12,285,747
2,258,000	Bantrab Senior Trust	9.00%		11/14/2020	2,280,580
10,000,000	Bantrab Senior Trust	9.00%	^	11/14/2020	10,100,000
10,000,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%	z	01/18/2033	8,712,600
7,000,000	Braskem Finance Ltd.	7.38%	†z	01/08/2019	7,035,070
12,000,000	C&W Senior Financing DAC	7.50%	^z	10/15/2026	11,565,000
18,000,000	C&W Senior Financing DAC	6.88%	z	09/15/2027	16,699,500
5,026,000	C10 Capital SPV Ltd. (3 Month LIBOR USD + 4.71%)	7.51%	†	03/31/2019	4,867,681
10,150,000	C5 Capital Ltd. (3 Month LIBOR USD + 4.28%)	7.08%	†	03/31/2019	9,982,525
7,345,000	Camelot Finance S.A.	7.88%	^z	10/15/2024	7,141,176
15,500,000	Camposol S.A.	10.50%	^	07/15/2021	16,236,250
310,000	Canacol Energy Ltd.	7.25%		05/03/2025	286,750
20,000,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	18,500,000
16,200,000	Capex S.A.	6.88%	z	05/15/2024	13,527,000
3,800,000	Capex S.A.	6.88%	^	05/15/2024	3,173,000
18,230,000	CFG Investment S.A.C.	9.75%	¥Ω	07/30/2019	18,230,000
3,500,000	Cia General de Combustibles S.A.	9.50%	^	11/07/2021	3,290,000
11,297,000	Cia General de Combustibles S.A.	9.50%	z	11/07/2021	10,619,180
30,000,000	CIMPOR Financial Operations B.V.	5.75%	z	07/17/2024	25,012,500
1,000,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	1,032,500
26,000,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	^†	03/30/2020	26,845,000
20,000,000	CorpGroup Banking S.A.	6.75%		03/15/2023	19,549,600
31,000,000	Cosan Overseas Ltd.	8.25%	†	02/05/2019	31,348,750
9,400,000	Credito Real S.A.B. de C.V. (10 Year CMT Rate + 7.03%)	9.13%	^†	11/29/2022	8,883,094
20,600,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	19,467,206
30,000,000	CSN Islands Corporation	7.00%	†z	03/23/2019	22,425,000
38,600,000	Digicel Ltd.	8.25%	¥z	09/30/2020	26,248,000
5,000,000	Digicel Ltd.	7.13%		¥04/01/2022	2,362,500
5,000,000	Digicel Ltd.	7.13%	^¥	04/01/2022	2,362,500
5,260,000	Docuformas SAPI de C.V.	9.25%		10/11/2022	4,707,700
4,000,000	Eldorado International Finance GMBH	8.63%	z	06/16/2021	4,160,000
16,080,000	Eldorado International Finance GMBH	8.63%	^z	06/16/2021	16,723,200
7,900,000	Energuate Trust	5.88%	z	05/03/2027	7,337,125
20,000,000	Financiera Independencia S.A.B. de C.V. SOFOM ENR	8.00%	^	07/19/2024	14,725,000
3,228,000	Gilex Holding Sarl	8.50%		05/02/2023	3,276,452
10,000,000	Gilex Holding Sarl	8.50%	^	05/02/2023	10,150,100
14,400,000	Gran Tierra Energy International Holdings Ltd.	6.25%	^	02/15/2025	13,428,000
5,600,000	Grupo Famsa S.A.B. de C.V.	7.25%	^	06/01/2020	5,096,000
1,680,000	Grupo Famsa S.A.B. de C.V.	7.25%		06/01/2020	1,528,800
14,700,000	Grupo Idesa S.A. de C.V.	7.88%	^z	12/18/2020	10,418,625
12,300,000	Grupo Idesa S.A. de C.V.	7.88%	z	12/18/2020	8,717,625
26,000,000	Grupo Posadas S.A.B. de C.V.	7.88%	^z	06/30/2022	25,169,404
4,000,000	Grupo Posadas S.A.B. de C.V.	7.88%	z	06/30/2022	3,872,216
5,000,000	GTL Trade Finance, Inc.	7.25%	z	04/16/2044	5,225,000
13,447,000	GW Honos Security Corporation	8.75%	^	05/15/2025	12,304,005
11,857,000	Inkia Energy Ltd.	5.88%	^	11/09/2027	11,027,129
11,800,000	Instituto Costarricense de Electricidad	6.38%	z	05/15/2043	8,614,000
15,000,000	Instituto Costarricense de Electricidad	6.38%	^z	05/15/2043	10,950,000
7,300,000	Intelsat Jackson Holdings S.A.	8.50%	^z	10/15/2024	7,117,500
7,715,000	Intelsat Jackson Holdings S.A.	9.75%	^	07/15/2025	7,775,177
3,800,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.86%)	6.50%	^†z	03/19/2023	3,601,450
6,000,000	JBS Investments GmbH	7.25%	z	04/03/2024	6,070,560
19,555,000	Kronos Acquisition Holdings, Inc.	9.00%	^z	08/15/2023	15,057,350
15,000,000	MARB BondCo PLC	7.00%	^	03/15/2024	14,227,650
15,000,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	15,093,750
7,760,000	MEG Energy Corporation	7.00%	^z	03/31/2024	7,449,600
5,000,000	Mexichem S.A.B de C.V.	5.50%		01/15/2048	4,312,500
10,500,000	Minerva Luxembourg S.A.	5.88%	z	01/19/2028	9,187,605
4,784,000	OAS Financial Ltd. (5 Year CMT Rate + 8.19%)	8.88%	†¥Ω	01/30/2019	71,760
29,000,000	OAS Financial Ltd. (5 Year CMT Rate + 8.19%)	8.88%	^†¥Ω	01/31/2019	435,000
6,000,000	Odebrecht Finance Ltd.	5.25%	¥Ω	06/27/2029	846,000
26,500,000	Odebrecht Finance Ltd.	7.13%	¥Ω	06/26/2042	3,842,500
4,700,000	Pampa Energia S.A.	7.50%	z	01/24/2027	3,960,690
10,000,000	Pampa Energia S.A.	7.50%	^z	01/24/2027	8,427,000
11,900,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	11,855,375
4,800,000	Petra Diamonds PLC	7.25%	^	05/01/2022	4,452,000
15,300,000	Petrobras Argentina S.A.	7.38%	^	07/21/2023	13,818,960
25,000,000	Petrobras Global Finance B.V.	6.75%	z	01/27/2041	23,640,625
10,500,000	Petrobras Global Finance B.V.	7.25%	z	03/17/2044	10,380,667
11,000,000	Rio Energy S.A.	6.88%		02/01/2025	8,195,000
9,000,000	Rio Energy S.A.	6.88%	^	02/01/2025	6,705,000
7,500,000	Sappi Papier Holding GMBH	7.50%		06/15/2032	7,050,000
21,119,000	Sappi Papier Holding GMBH	7.50%	^	06/15/2032	19,851,860
835,550	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	766,468
2,195,000	Starfruit Finco B.V.	8.00%	^z	10/01/2026	2,035,862
19,272,340	Stoneway Capital Corporation	10.00%		03/01/2027	17,417,377
10,000,000	Tecnoglass, Inc.	8.20%		01/31/2022	10,450,000
14,930,000	Telesat LLC	8.88%	^	11/15/2024	15,564,525
13,644,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	13,064,130
5,000,000	Teva Pharmaceutical Finance Netherlands B.V.	4.10%	z	10/01/2046	3,320,285
6,400,000	Transportadora de Gas del Sur S.A.	6.75%	^	05/02/2025	5,840,064
4,200,000	Unifin Financiera S.A.B. de C.V.	7.00%	^	01/15/2025	3,606,792
4,000,000	Unifin Financiera S.A.B. de C.V.	7.00%	z	01/15/2025	3,435,040
11,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	^†	01/29/2025	9,130,000
15,800,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†z	01/29/2025	13,114,000
10,000,000	Unigel Luxembourg S.A.	10.50%	^	01/22/2024	10,450,000
2,700,000	Unigel Luxembourg S.A.	10.50%		01/22/2024	2,821,500
30,000,000	Vedanta Resources PLC	6.13%	z	08/09/2024	25,019,610
9,000,000	Votorantim Cimentos S.A.	7.25%		04/05/2041	9,236,250
1,000,000	Votorantim Cimentos S.A.	7.25%	z	04/05/2041	1,026,250
2,500,000	YPF S.A.	8.50%	z	07/28/2025	2,253,125
25,000,000	YPF S.A.	6.95%	^z	07/21/2027	20,468,750
2,500,000	YPF S.A.	7.00%		12/15/2047	1,800,000

Total Foreign Corporate Bonds (Cost $1,355,318,096)					1,217,358,768

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 3.5%
9,400,000	Argentine Republic Government International Bond	7.13%	z	07/06/2036	6,773,875
25,000,000	Argentine Republic Government International Bond	7.63%	z	04/22/2046	18,221,875
21,900,000	Dominican Republic International Bond	6.85%	z	01/27/2045	21,626,250
30,000,000	Provincia de Buenos Aires	7.88%	^	06/15/2027	21,750,300

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $84,013,352)					68,372,300

Municipal Bonds - 1.3%
45,000,000	Commonwealth of Puerto Rico General Obligation	8.00%	¥Ω	07/01/2035	24,300,000

Total Municipal Bonds (Cost $37,990,594)					24,300,000

Non-Agency Commercial Mortgage Backed Obligations - 15.1%
10,000,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.86%	^	06/15/2035	9,960,866
9,948,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.46%	#	01/12/2045	9,119,123
30,524,109	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XG	1.23%	#^I/O	10/10/2047	1,470,395
8,902,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	8,039,527
6,465,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.57%	#^Þ¥	10/15/2045	909,626
3,438,112	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^Þ¥	08/10/2047	2,395,212
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^Þ¥	08/10/2047	2,147,536
7,367,549	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^Þ¥	08/10/2047	2,034,306
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^Þ¥	08/10/2047	-
17,394,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-E	3.23%	^Þ¥	05/10/2048	12,150,126
6,400,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-E	3.25%	^Þ¥	10/10/2048	4,398,362
5,800,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-F	3.25%	^Þ¥	10/10/2048	3,401,340
18,438,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.23%	#^I/O	10/10/2048	1,287,981
30,000,000	CSMC Trust, Series 2017-PFHP-G (1 Month LIBOR USD + 6.15%, 6.15% Floor)	8.61%	^	12/15/2030	30,031,656
38,532,600	Great Wolf Trust, Series 2017-WFMZ-MC (1 Month LIBOR USD + 10.47%, 10.47% Floor)	13.08%	^¥	09/15/2019	39,483,654
17,730,000	GS Mortgage Securities Corporation, Series 2014-GC20-E	4.47%	#^Þ¥	04/10/2047	10,035,713
65,010,362	GS Mortgage Securities Corporation, Series 2014-GC20-XD	1.29%	#^I/O	04/10/2047	3,417,227
279,132	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	277,525
3,760,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5-E	4.00%	#^Þ¥	08/15/2046	3,521,266
5,689,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-F	4.74%	#^Þ¥	01/15/2049	4,538,508
57,259,829	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	0.97%	#^I/O	08/15/2046	2,365,796
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^Þ¥	04/15/2047	9,979,398
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^Þ¥	04/15/2047	4,510,274
25,090,332	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^Þ¥	04/15/2047	8,650,896
47,829,706	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.75%	#^I/O	08/15/2047	1,814,606
12,020,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81%	#^Þ¥	02/15/2048	8,612,258
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.54%	#^I/O	02/15/2048	1,902,840
3,570,000	Monarch Beach Resort Trust, Series 2018-MBR-G (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	07/15/2035	3,533,784
16,250,000	Monarch Beach Resort Trust, Series 2018-MBMZ-M (1 Month LIBOR USD + 4.96%, 4.96% Floor)	7.42%	^	07/15/2025	15,963,815
850,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26	4.41%	#Þ¥	10/19/2048	628,578
8,150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-E	4.41%	#^Þ¥	10/15/2048	6,026,949
11,453,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%, 6.90% Floor)	9.36%	^	11/15/2034	11,276,040
14,085,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-E	4.08%	#^Þ¥	03/10/2046	12,241,696
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25%	^Þ¥	08/15/2050	3,033,309
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.64%	#^I/O¥	08/15/2050	356,393
12,175,807	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.64%	#^I/O¥	08/15/2050	819,087
18,361,980	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-E	4.22%	#^Þ¥	06/15/2048	14,035,640
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.22%	#^Þ¥	06/15/2048	4,899,291
39,018,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.22%	#^Þ¥	06/15/2048	12,435,413
6,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-E	3.25%	^Þ¥	09/15/2058	4,607,278
1,420,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-E	3.36%	^Þ¥	09/15/2058	1,020,906
11,973,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-E	3.50%	#^Þ¥	03/15/2047	8,781,585
87,892,034	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.57%	#^I/O	03/15/2047	6,337,174

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $305,023,772)					292,452,955

Non-Agency Residential Collateralized Mortgage Obligations - 3.2%
30,000,000	CIM Trust, Series 2016-1RR-B2	8.02%	#^Þ	07/26/2055	30,036,777
15,000,000	CIM Trust, Series 2016-2RR-B2	7.40%	#^Þ	02/25/2056	15,228,069
15,000,000	CIM Trust, Series 2016-3RR-B2	7.54%	#^Þ	02/27/2056	15,188,400
1,868,509	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	4.28%	#	03/20/2037	1,692,524

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $53,851,906)					62,145,770

US Corporate Bonds - 28.5%
15,310,000	AMC Merger, Inc.	8.00%	^	05/15/2025	8,190,850
5,717,000	American Tire Distributors, Inc.	10.25%	^¥Ω	03/01/2022	901,171
7,988,000	Argos Merger Sub, Inc.	7.13%	^z	03/15/2023	4,692,950
11,036,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	10,001,706
18,315,000	Avantor, Inc.	9.00%	^z	10/01/2025	18,360,787
8,000,000	Banff Merger Sub, Inc.	9.75%	^z	09/01/2026	7,340,000
11,565,000	BCD Acquisition, Inc.	9.63%	^	09/15/2023	11,940,862
2,960,000	Boyne USA, Inc.	7.25%	^	05/01/2025	3,071,000
7,750,000	Bruin E&P Partners LLC	8.88%	^	08/01/2023	6,926,562
7,250,000	Calfrac Holdings LP	8.50%	^z	06/15/2026	5,183,750
14,080,000	CB Escrow Corporation	8.00%	^	10/15/2025	11,686,400
16,160,000	Cengage Learning, Inc.	9.50%	^z	06/15/2024	11,069,600
3,815,000	Constellation Merger Sub, Inc.	8.50%	^z	09/15/2025	3,443,037
5,160,000	CSI Compressco LP	7.50%	^z	04/01/2025	4,824,600
12,000,000	Deck Chassis Acquisition, Inc.	10.00%	^z	06/15/2023	11,580,000
15,365,000	DJO Finance LLC	8.13%	^z	06/15/2021	15,864,362
3,975,000	EES Finance Corporation	8.13%		05/01/2025	3,825,937
15,745,000	Embarq Corporation	8.00%		06/01/2036	14,327,950
7,375,000	Engility Corporation	8.88%	z	09/01/2024	7,900,469
19,615,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	19,713,075
1,550,000	Enterprise Merger Sub, Inc.	8.75%	^z	10/15/2026	1,344,625
3,710,000	EP Energy LLC	7.75%	^z	05/15/2026	3,297,262
760,000	Financial & Risk US Holdings, Inc.	8.25%	^z	11/15/2026	696,350
7,660,000	Flex Acquisition Company, Inc.	6.88%	^z	01/15/2025	6,855,700
1,255,000	Flex Acquisition Company, Inc.	7.88%	^z	07/15/2026	1,132,637
9,200,000	Foresight Energy LLC	11.50%	^z	04/01/2023	7,866,000
6,170,000	Frontier Communications Corporation	8.50%		04/15/2020	5,491,300
11,253,000	FTS International, Inc.	6.25%	z	05/01/2022	10,071,435
13,540,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^z	11/30/2024	14,217,000
7,000,000	GTT Communications, Inc.	7.88%	^z	12/31/2024	6,090,000
4,415,000	Hexion, Inc.	13.75%	^	02/01/2022	2,141,275
18,755,000	Hexion, Inc.	10.38%	^z	02/01/2022	15,050,888
5,759,000	Hillman Group, Inc.	6.38%	^	07/15/2022	4,722,380
7,500,000	Indigo Natural Resources LLC	6.88%	^z	02/15/2026	6,487,500
7,000,000	Informatica LLC	7.13%	^	07/15/2023	6,852,230
10,770,000	Iridium Communications, Inc.	10.25%	^	04/15/2023	11,416,200
11,890,000	JBS USA Finance, Inc.	7.25%	^z	06/01/2021	12,008,900
5,970,000	JBS USA Finance, Inc.	6.75%	^z	02/15/2028	5,843,138
7,850,000	Legacy Reserves LP	6.63%		12/01/2021	3,179,250
3,615,000	Matterhorn Merger Sub LLC	8.50%	^z	06/01/2026	2,892,000
11,425,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	9,939,750
11,350,000	Onex York Acquisition Corporation	8.50%	^	10/01/2022	7,945,000
7,264,000	OPE KAG Finance Sub, Inc.	7.88%	^z	07/31/2023	6,991,600
7,455,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	6,672,225
4,000,000	Peabody Securities Finance Corporation	6.00%	^z	03/31/2022	3,895,000
6,800,000	PetSmart, Inc.	8.88%	^z	06/01/2025	3,978,000
10,825,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	^	12/01/2022	9,914,293
8,195,000	Prime Security Services Borrower LLC	9.25%	^z	05/15/2023	8,471,581
12,328,000	Pyxus International, Inc.	8.50%	^z	04/15/2021	12,235,540
7,140,000	Radiate Finance, Inc.	6.63%	^z	02/15/2025	6,193,950
12,280,000	Riverbed Technology, Inc.	8.88%	^z	03/01/2023	9,117,900
9,970,000	Solera Finance, Inc.	10.50%	^z	03/01/2024	10,667,900
11,385,000	Sprint Corporation	7.63%	z	03/01/2026	11,271,150
7,296,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	6,931,200
12,833,000	Tapstone Energy Finance Corporation	9.75%	^z	06/01/2022	10,202,235
8,145,000	Team Health Holdings, Inc.	6.38%	^z	02/01/2025	6,689,081
15,500,000	Tempo Acquisition Finance Corporation	6.75%	^z	06/01/2025	14,415,000
5,195,000	Tenet Healthcare Corporation	8.13%	z	04/01/2022	5,227,469
9,397,000	Tenet Healthcare Corporation	7.00%	z	08/01/2025	8,727,464
7,709,000	Trident Merger Sub, Inc.	6.63%	^z	11/01/2025	6,899,555
10,280,000	Triumph Group, Inc.	7.75%	z	08/15/2025	9,097,800
6,475,000	Uber Technologies, Inc.	8.00%	^z	11/01/2026	6,264,563
12,956,000	Universal Hospital Services, Inc.	7.63%	z	08/15/2020	12,875,025
7,645,000	Valeant Pharmaceuticals International, Inc.	9.25%	^	04/01/2026	7,664,113
2,585,000	Valeant Pharmaceuticals International, Inc.	8.50%	^z	01/31/2027	2,513,913
11,790,000	Verscend Escrow Corporation	9.75%	^z	08/15/2026	11,126,813
7,675,000	Vine Oil & Gas Finance Corporation	8.75%	^z	04/15/2023	6,101,625
9,120,000	Vizient, Inc.	10.38%	^	03/01/2024	9,690,000
5,500,000	Wand Merger Corporation	9.13%	^	07/15/2026	5,362,500
7,390,000	Weatherford International Ltd.	9.88%	z	02/15/2024	4,581,800

Total US Corporate Bonds (Cost $618,487,433)					550,165,183

US Government and Agency Mortgage Backed Obligations - 6.2%
10,700,734	Federal Home Loan Mortgage Corporation, Series 3631-SJ (-1 x 1 Month LIBOR USD + 6.24%, 6.24% Cap)	3.78%	I/FI/O	02/15/2040	1,582,184
8,813,685	Federal Home Loan Mortgage Corporation, Series 3770-SP (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.04%	I/FI/O	11/15/2040	668,643
27,396,361	Federal Home Loan Mortgage Corporation, Series 3980-SX (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.04%	I/FI/O	01/15/2042	4,667,992
14,643,578	Federal Home Loan Mortgage Corporation, Series 4212-NS (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.45%	I/F	06/15/2043	12,608,034
5,329,583	Federal National Mortgage Association, Series 2006-83-SH (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	4.05%	I/FI/O	09/25/2036	840,546
9,742,772	Federal National Mortgage Association, Series 2007-22-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.24%	I/FI/O	03/25/2037	1,622,701
20,884,853	Federal National Mortgage Association, Series 2010-123-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.54%	I/FI/O	11/25/2040	3,266,441
26,465,668	Federal National Mortgage Association, Series 2012-52-PS (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.07%	I/FI/O	05/25/2042	4,575,025
21,621,450	Federal National Mortgage Association, Series 2013-55-US (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.24%	I/F	06/25/2043	17,780,596
34,852,144	Federal National Mortgage Association, Series 2013-58-KS (-2 x 1 Month LIBOR USD + 5.93%, 5.93% Cap)	2.17%	I/F	06/25/2043	26,794,178
20,843,792	Federal National Mortgage Association, Series 2013-58-SC (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.24%	I/F	06/25/2043	16,516,512
35,319,561	Federal National Mortgage Association, Series 2013-64-SH (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.24%	I/F	06/25/2043	28,430,654

Total US Government and Agency Mortgage Backed Obligations (Cost $142,645,131)					119,353,506

Exchange Traded Funds and Common Stocks - 0.3%
591,135	Frontera Energy Corporation *				5,758,722

Total Exchange Traded Funds and Common Stocks (Cost $51,207,449)					5,758,722

Short Term Investments - 1.3%
8,223,627	BlackRock Liquidity Funds FedFund - Institutional Shares	2.25%	◆		8,223,627
8,193,606	Fidelity Institutional Money Market Government Portfolio - Class I	2.22%	◆		8,193,606
8,165,329	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		8,165,329

Total Short Term Investments (Cost $24,582,562)					24,582,562

Total Investments - 145.1% (Cost $3,131,448,954) ‡					2,800,799,758
Liabilities in Excess of Other Assets - (45.1)%					(870,821,901)

NET ASSETS - 100.0%					1,929,977,857

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $1,574,668,696 or 81.6% of net assets.

Þ	Value determined using significant unobservable inputs.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2018.

†	Perpetual Maturity

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

*	Non-income producing security

◆	Seven-day yield as of December 31, 2018

‡

Under the Fund’s Liquidity Agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender.

¥	Illiquid security

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

z	Security, or portion of security, is on loan as of December 31, 2018 pursuant to the Liquidity Agreement.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	63.1%
US Corporate Bonds	28.5%
Non-Agency Commercial Mortgage Backed Obligations	15.1%
Bank Loans	11.4%
Collateralized Loan Obligations	10.8%
US Government and Agency Mortgage Backed Obligations	6.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.5%
Non-Agency Residential Collateralized Mortgage Obligations	3.2%
Short Term Investments	1.3%
Municipal Bonds	1.3%
Asset Backed Obligations	0.4%
Exchange Traded Funds and Common Stocks	0.3%
Other Assets and Liabilities	(45.1)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	15.1%
Energy	13.7%
Collateralized Loan Obligations	10.8%
Banking	9.8%
Telecommunications	8.8%
Consumer Products	7.8%
Utilities	6.4%
US Government and Agency Mortgage Backed Obligations	6.2%
Healthcare	6.1%
Finance	6.0%
Technology	5.2%
Building and Development (including Steel/Metals)	4.8%
Transportation	4.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.5%
Non-Agency Residential Collateralized Mortgage Obligations	3.2%
Media	2.8%
Mining	2.5%
Pulp & Paper	2.5%
Chemical Products	2.3%
Electronics/Electric	2.1%
Containers and Glass Products	1.8%
Hotels/Motels/Inns and Casinos	1.5%
Retailers (other than Food/Drug)	1.5%
Chemicals/Plastics	1.4%
Insurance	1.4%
Commercial Services	1.4%
Food Products	1.4%
Automotive	1.3%
Short Term Investments	1.3%
Municipal Bonds	1.3%
Business Equipment and Services	1.2%
Aerospace & Defense	0.9%
Environmental Control	0.8%
Pharmaceuticals	0.7%
Beverage and Tobacco	0.6%
Conglomerates	0.5%
Leisure	0.4%
Industrial Equipment	0.4%
Asset Backed Obligations	0.4%
Food/Drug Retailers	0.3%
Construction	0.3%
Food Service	0.2%
Financial Intermediaries	0.0%	~
Other Assets and Liabilities	(45.1)%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	77.9%
Brazil	14.3%
Argentina	12.9%
Mexico	10.6%
Colombia	6.5%
Peru	3.9%
Dominican Republic	3.8%
Canada	3.3%
Jamaica	1.6%
Panama	1.5%
South Africa	1.4%
India	1.3%
Luxembourg	1.2%
Costa Rica	1.2%
Guatemala	1.0%
Chile	1.0%
El Salvador	1.0%
Netherlands	0.3%
United Kingdom	0.2%
Israel	0.2%
Indonesia	0.0%	~
Other Assets and Liabilities	(45.1)%

	100.0%

~	Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2018 (Unaudited)

Organization

DoubleLine Income Solutions Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on January 10, 2013 and commenced operations on April 26, 2013. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DSL”. The Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.

Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency exchange contracts, options contracts, futures, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy. As of December 31, 2018, the Fund has no derivative instruments.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Securities pledged as collateral are reflected as a component of Investments in Securities, at Value on the Statement of Assets and Liabilities and are noted on the Schedule of Investments. Typically, the counterparty under the terms of the agreement is able to rehypothecate, resell or repledge the security. The value of reverse repurchase agreements entered into are recorded in Payable for Reverse Repurchase Agreements on the Statement of Assets and Liabilities. Interest is accrued daily and an appropriate payment reflecting the interest due for reverse repurchase agreements held at period end is recorded in Interest Payable for Reverse Repurchase Agreements on the Statement of Assets and Liabilities. The cumulative interest paid during the period is recorded in Interest Expense for Reverse Repurchase Agreements on the Statement of Operations. As of December 31, 2018, the Fund had no outstanding reverse repurchase agreements.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20181:

Category
Investments in Securities
Level 1
Money Market Funds	$24,582,562
Exchange Traded Funds and Common Stocks	5,758,722

Total Level 1	30,341,284
Level 2
Foreign Corporate Bonds	1,217,358,768
US Corporate Bonds	550,165,183
Bank Loans	219,633,807
Collateralized Loan Obligations	209,384,621
Non-Agency Commercial Mortgage Backed Obligations	147,457,489
US Government and Agency Mortgage Backed Obligations	119,353,506
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	68,372,300
Municipal Bonds	24,300,000
Asset Backed Obligations	7,291,564
Non-Agency Residential Collateralized Mortgage Obligations	1,692,524

Total Level 2	2,565,009,762
Level 3
Non-Agency Commercial Mortgage Backed Obligations	144,995,466
Non-Agency Residential Collateralized Mortgage Obligations	60,453,246

Total Level 3	205,448,712

Total	$2,800,799,758

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2018.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2018	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2018 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$142,848,071	$-	$1,104,672	$1,042,723	$-	$-	$-	$-	$144,995,466	$1,104,672
Non-Agency Residential Collateralized Mortgage Obligations	57,993,475	-	2,184,892	274,879	-	-	-	-	60,453,246	2,184,892

Total	$200,841,546	$-	$3,289,564	$1,317,602	$-	$-	$-	$-	$205,448,712	$3,289,564

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2018 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2018 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$144,995,466	Market Comparables	Yields	6.78% - 77.69% (14.19%)	Increase in yields would have resulted in the decrease in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$60,453,246	Market Comparables	Market Quotes	$100.12 - $101.52 ($100.76)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DoubleLine Income Solutions Fund

By (Signature and Title)           /s/ Ronald R. Redell

                                                             Ronald R. Redell, President and Chief Executive Officer

Date   2/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Ronald R. Redell

                                                             Ronald R. Redell, President and Chief Executive Officer

Date   2/26/2019

By (Signature and Title)           /s/ Susan Nichols

                                                 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date   2/26/2019